Summary of Stock Option Activity (Detail) (Employee Stock Option, USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Employee Stock Option
Shares
Outstanding at December 31, 2013	2,698
Granted	756
Exercised	(272)
Forfeited and expired	(366)
Outstanding at December 31, 2014	2,816
Expected to vest at December 31, 2014	1,335
Exercisable at December 31, 2014	1,456
Weighted-Average Exercise Price
Outstanding at December 31, 2013	$ 32.74
Granted	$ 32.20
Exercised	$ 14.25
Forfeited and expired	$ 70.30
Outstanding at December 31, 2014	$ 29.51
Expected to vest at December 31, 2014	$ 27.37
Exercisable at December 31, 2014	$ 31.47
Weighted-Average Remaining Contractual Term (years)
Outstanding at December 31, 2014	2 years 4 months 13 days
Expected to vest at December 31, 2014	3 years 5 months 27 days
Exercisable at December 31, 2014	1 year 3 months 22 days
Aggregate Intrinsic Value
Outstanding at December 31, 2014	$ 9.1
Expected to vest at December 31, 2014	4.7
Exercisable at December 31, 2014	$ 4.4